Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss	$ (12,726,080)	$ (6,381,862)
Denominator:
Weighted average number of common shares outstanding-basic and diluted	177,459,678	151,682,554
Basic and diluted loss per share	$ (0.07)	$ (0.04)